UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23418

John Hancock GA Mortgage Trust

(Exact name of registrant as specified in charter)

197 Clarendon Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Heidi Knapp

Treasurer

197 Clarendon Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-378-1870

Date of fiscal year end:	December 31, 2022
Date of reporting period:	June 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

John Hancock GA Mortgage Trust
Semi-Annual Report
June 30, 2022

John Hancock GA Mortgage Trust
June 30, 2022

John Hancock GA Mortgage Trust
Portfolio summary 6-30-22 (unaudited)

Portfolio Composition as of 6-30-22 (% of net assets)
Commercial mortgage loans	85.7
U.S. Government	4.1
Short-term investments and other	10.2
Top 10 Issuers as of 6-30-22 (% of net assets)
POP 3 Ravinia LLC	5.7
Regent Garden Associates LLC	5.2
U.S. Treasury	4.1
Downtown Woodinville LLC	3.2
Voyager RV Resort MHC	1.9
5021 St. LLC	1.6
THF Greengate Development LP	1.5
Plaza Inv. LP	1.4
The Links at Rainbow Curve LP	1.1
White Oak Subsidiary LLC	1.1
TOTAL	26.8
Cash and cash equivalents are not included.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 85.7%				$1,696,731,058
(Cost $1,916,691,642)
11 West Partners LLC	3.770	05-01-32	9,600,000	8,463,850
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,602,473	3,895,782
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	3,857,652
1419 Potrero LLC	3.660	09-01-30	5,607,821	4,755,792
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,416,111	3,793,885
1635 Divisadero Medical Building LLC	3.950	06-01-30	5,268,236	5,053,624
1635 Divisadero Medical Building LLC	6.000	06-01-30	10,358,226	11,228,089
192 Investors LLC	3.750	08-01-29	17,000,000	16,089,990
257 Ridgewood Ave LLC	3.560	04-01-32	10,100,000	8,801,191
5021 St. LLC	4.390	09-01-40	32,704,809	31,509,808
655 Kelton LLC	2.270	04-01-31	5,056,943	4,276,576
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,369,103	3,425,530
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,570,302
8421 Lyndale Avenue South LLC	2.580	11-01-28	5,190,417	4,480,440
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	9,771,573
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	16,359,160
Accord/Pac Members LLC	3.500	09-01-40	8,439,012	7,137,033
American Fork OW LLC	2.900	02-10-36	5,500,000	4,335,617
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	15,351,564
Americana on the River LLC	2.970	05-01-36	5,472,547	4,507,223
Arboretum LLC	2.800	01-01-29	5,900,000	5,118,734
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,335,610
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	8,942,220
Aventura at Mid Rivers LLC	2.390	02-01-31	4,554,768	3,835,743
Aventura at Richmond LLC	2.210	01-01-31	3,961,327	3,312,838
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,498,477	2,812,611
Bandicoot LLC	2.950	06-01-30	15,000,000	13,141,770
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	9,155,515
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	17,124,871
Berkshire Apartments LLC	2.660	03-01-46	5,977,978	4,823,774
Beverly West Square Associates LP	5.560	12-01-30	7,943,549	8,505,095
Bgn Properties Palm Gate LP	2.860	06-01-32	7,000,000	5,952,674
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	5,185,978
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	5,326,679
Burroughs LPM LP	2.980	01-01-36	12,493,112	10,004,771
BW Logan LLC	6.370	04-01-28	2,970,471	3,181,354
Bwp Crown Valley 1 LLC	3.020	04-01-37	15,000,000	11,552,520
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,347,686
Capri Apartments LLC	3.360	04-01-30	6,500,000	5,879,660
Carriage Way LLC	3.520	08-01-31	3,936,434	3,360,955
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,136,800
Caton House Apartments LLC	2.740	09-01-36	3,934,831	3,182,357
Ce Enterprise Partners LLC	4.700	07-01-32	4,200,000	4,071,211
Central Way Plaza LLC	2.910	03-01-32	9,947,593	8,565,156
Chandler Property Development Associates LP	2.550	03-01-33	7,580,033	6,093,990
Chimney Top LLC	2.910	02-01-29	6,800,000	5,974,358
CIP Group of Homestead LLC	3.060	06-01-33	6,659,445	5,467,610
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,820,712	7,861,146
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

CLAGB LLC	2.680	02-01-36	5,823,094	$4,658,732
Colt Street Partners LLC	3.290	01-01-35	9,917,932	8,100,322
Columbia Cochran Commons LLC	5.790	03-01-24	3,542,458	3,656,975
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	12,537,270
Congressional Properties LP	3.210	04-01-47	5,973,840	5,035,846
Copperstone Apartments LP	2.880	04-01-39	5,822,456	4,950,549
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	10,767,913
CR Ballantyne LLC	3.290	06-01-36	6,200,000	5,193,560
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,334,070	10,287,051
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	9,632,799
Cross Keys Development Company	2.550	10-01-33	13,000,000	10,471,604
Crossing Company LP	2.780	10-01-31	6,600,000	5,458,306
Deer Chase Housing Partners LP	2.630	04-01-27	4,000,000	3,670,048
Delphi Investors LLC	2.520	01-01-31	9,682,346	8,011,347
DNP Regio LLC	3.110	10-01-36	12,330,071	9,717,835
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	62,798,580
Draper Southpoint Apartments LLC	2.520	04-01-31	5,841,472	4,817,246
DTN Waters House LLC	3.300	08-01-31	5,300,000	4,503,325
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,577,939	2,194,264
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	6,914,762
Edgewater Partnership LP	5.200	04-01-25	2,489,426	1,988,197
Edina Crosstown Medical LLC	3.230	06-01-41	13,204,413	11,208,460
Elizabeth Lake Estates LLC	2.920	05-01-31	5,080,665	4,313,317
Fairfield 35 Pinelawn LLC	3.450	01-01-42	7,142,517	5,598,369
Fairgrounds Apartments LP	2.490	01-01-36	2,946,216	2,507,731
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,254,584	1,847,550
Fountainview Terrace Apartments	2.900	07-01-41	4,345,715	3,616,791
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	7,985,208
Fredwood LLLP	2.740	09-01-36	4,033,202	3,288,483
Gadberry Courts LP	3.330	05-01-32	6,802,468	5,819,681
GALTG Partners LP	6.850	07-01-25	17,340,597	18,588,981
Gateway MHP, Ltd.	3.950	07-01-29	9,461,673	9,130,912
Gateway Village Plaza LP	3.420	07-01-31	5,800,000	5,021,373
Georgetown Mews Owners Corp.	2.870	01-01-36	7,074,335	5,913,798
Grande Apartments LP	3.380	07-01-41	8,544,020	6,839,197
Greenhouse Apartments LP	3.380	07-01-41	9,820,712	7,861,146
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,162,610
Harbor Center Partners LP	4.720	09-01-32	18,100,000	18,100,000
Harborgate LLC	2.610	01-01-31	9,682,798	8,132,253
Hunters Price LP	3.360	04-01-32	11,500,000	9,837,123
Industry West Commerce Center LLC	2.810	03-01-41	9,729,708	7,598,629
J J Carson LLC	2.950	11-01-31	12,000,000	9,867,024
JGK Garden Grove LP	2.790	02-01-32	3,500,000	2,969,530
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	10,070,299	9,819,952
Kimberly Partners of Albany LP	2.920	12-01-30	4,887,503	4,100,400
Kingswick Apartments LP	3.310	04-01-42	12,957,647	10,836,350
KIR Torrance LP	3.375	10-01-22	21,521,006	21,583,848
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	18,040,978
La Costa Vista LLC	2.610	04-01-31	4,869,815	4,071,803
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,500,000	6,613,013
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Lassen Associates LLC	3.020	07-01-31	5,300,000	$4,571,155
LB PCH Associates LLC	3.870	05-01-32	18,273,016	16,111,465
Manoa Shopping Center Associates LP	7.060	03-01-30	6,123,417	6,878,446
Meadow and Central LP	3.100	01-01-32	3,966,089	3,321,072
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	9,878,459	7,993,136
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,602,594	3,783,484
Mesa Broadway Property LP	2.550	03-01-33	4,664,636	3,750,148
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,664,070
Mill Pond, Ltd.	2.870	06-01-36	7,046,394	5,860,528
Montrose Manor Apartments LLC	2.740	09-01-36	5,607,134	4,534,859
Nat City Spe, LLC	3.980	02-01-35	1,991,295	1,635,268
National City Plaza	4.110	03-01-35	8,551,150	7,469,677
NCHC 3 LLC	3.390	02-01-32	18,480,136	15,870,297
Newton Executive Park LP	2.570	10-01-33	4,871,378	4,158,617
Niederst Portage Towers LLC	2.670	12-01-31	6,725,528	5,625,844
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,518,241	7,949,102
Northland Monterra LLC	2.890	07-01-31	13,500,000	11,359,508
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,571,155
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	13,847,969
Ocean Pointe Venture Fund LP	4.840	08-01-47	7,500,000	7,004,725
Olympic Mills Commerce Center LLC	4.060	03-01-36	11,153,935	10,950,298
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,294,744
Pademelon LLC	3.000	06-01-30	6,000,000	5,145,156
Parc Center Drive Joint Venture	5.480	02-01-32	2,341,624	2,460,178
Penndel Apartments LP	3.270	06-01-31	5,684,268	4,827,205
Pepperward Apartments LLC	2.180	01-01-27	4,059,464	3,700,303
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	2,872,352
Plantation Crossing Apartments LLC	3.040	09-01-31	5,020,975	4,249,949
Platt Partners LP	3.390	05-05-37	14,000,000	12,029,486
Platypus LLC	2.950	06-01-30	4,000,000	3,523,696
Plaza Inv. LP	3.910	05-01-26	28,145,951	27,909,019
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,719,325
POP 3 Ravinia LLC	4.460	01-01-42	114,728,261	111,961,008
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	6,735,120
Prime/Scrc Spe, LLC	2.650	12-01-31	10,000,000	8,249,960
PRTC LP	3.130	05-01-32	11,580,534	10,378,173
Quay Works LLC	2.790	12-01-36	12,000,000	9,698,808
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	3,728,490
Regency Apartments Vancouver LLC	2.250	04-01-31	4,862,004	4,164,170
Regent Garden Associates LLC	3.250	03-10-35	119,473,045	102,888,394
Rehco Loan LLC	3.000	11-01-51	5,137,066	4,090,430
Rep 2035 LLC	3.260	12-01-35	17,000,000	13,328,340
Richmar II Apartments LLC	2.930	08-01-36	9,824,408	8,228,678
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	8,894,053
Rollins Park Apartment Section Two LP	3.210	04-01-47	10,055,965	8,477,007
Rollins Park Section III LP	3.210	04-01-47	4,281,252	3,609,023
Rose Gardens Senior LP	3.330	05-01-32	8,527,037	7,295,093
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,345,449	5,327,125
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,735,866	7,510,481
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,854,000
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

SF Mansfield LLC	2.990	04-01-33	5,000,000	$4,041,170
SF Stapleton LLC	2.850	03-01-31	4,680,000	3,822,310
Silverado Ranch Centre LLC	7.500	06-01-30	5,976,438	6,613,521
Skotdal Mutual LLC	2.860	06-15-31	6,416,534	5,620,203
Spring Park Apartments	3.440	10-01-31	17,100,000	14,868,929
St. Indian Ridge LLC	6.590	08-01-29	5,052,622	5,449,293
Stony Island Plaza	3.620	10-01-34	5,700,000	4,909,724
Styertowne Shopping Center LLC	6.060	03-01-24	12,036,887	12,438,690
Sunnyside Marketplace LLC	3.420	04-01-30	7,177,454	6,437,703
Switch Building Investors II LP	2.690	06-01-36	4,725,672	4,176,327
Tanecap 1 LP	2.690	09-01-31	4,917,860	4,058,129
The Enclave LLC	2.940	05-01-31	5,000,000	4,144,670
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	6,211,079	5,258,573
The Links at Columbia LP	2.720	05-01-41	17,926,151	14,469,110
The Links at Rainbow Curve LP	2.630	07-01-32	8,000,000	7,384,467
The Links at Rainbow Curve LP	4.300	10-01-22	14,503,729	14,562,252
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	17,915,387	14,676,141
THF Greengate Development LP	6.320	10-01-25	27,196,287	28,829,261
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	11,388,874	12,624,852
Topaz House, Ltd.	3.300	04-01-47	17,922,507	15,121,381
Town Center Associates	2.790	03-01-29	4,636,681	4,238,613
Trail Horse Partners LLC	2.690	04-01-31	6,332,958	5,231,770
Valley Square I LP	5.490	02-01-26	15,875,374	15,372,489
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	13,433,925
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,582,826
Voyager RV Resort MHC	4.100	06-01-29	39,726,991	38,051,943
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,700,000	7,221,879
Warwick Devco LP	2.880	07-01-33	7,017,247	6,089,047
West Linn Shopping Center Associates LLC	3.160	01-01-32	8,032,029	6,770,663
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,590,382
WG Opelousas LA LLC	7.290	05-01-28	1,264,972	1,411,199
White Oak Subsidiary LLC	4.900	07-01-24	7,794,427	7,976,731
White Oak Subsidiary LLC	8.110	07-01-24	12,640,939	13,693,272
Willow Creek Court LLC	4.530	07-01-52	7,300,000	6,584,082
Windsor Place Apartments	3.530	02-01-32	9,200,000	8,041,775
Woodlane Place Townhomes LLC	2.900	05-05-35	9,550,698	7,841,792
Woods I LLC	3.100	07-01-30	7,200,602	6,421,835
Woods Mill Park Apartments LLC	2.610	02-01-41	4,836,420	3,908,717
WPC Triad LLC	2.960	04-01-31	5,000,000	4,141,415

U.S. Government and Agency obligations 4.1%				$80,990,812
(Cost $83,157,231)
U.S. Government 4.1%				80,990,812
U.S. Treasury Note	1.875	02-15-32	89,400,000	80,990,812

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-22 (unaudited)

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 7.3%				$144,250,075
(Cost $144,258,302)
U.S. Government 2.4%				46,936,778
U.S. Treasury Bill	0.424	07-28-22	17,500,000	17,485,858
U.S. Treasury Bill	0.698	07-07-22	7,500,000	7,499,063
U.S. Treasury Bill	1.420	08-25-22	3,900,000	3,891,539
U.S. Treasury Bill	1.450	08-25-22	18,100,000	18,060,318

	Yield (%)	Shares	Value
Short-term funds 4.9%			97,313,297
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(B)	97,313,297	97,313,297

Total investments (Cost $2,144,107,175) 97.1%	$1,921,971,945
Other assets and liabilities, net 2.9%	57,997,737
Total net assets 100.0%	$1,979,969,682

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	The rate shown is the annualized seven-day yield as of 6-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 6-30-22, the aggregate cost of investments for federal income tax purposes was $2,144,805,037. Net unrealized depreciation aggregated to $222,833,092, of which $339,819 related to gross unrealized appreciation and $223,172,911 related to gross unrealized depreciation.
The accompanying notes are an integral part of the financial statements.

Financial statements
John Hancock GA Mortgage Trust
Statement of assets and liabilities 6-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,144,107,175)	$1,921,971,945
Cash	124,430,823
Interest receivable	5,984,119
Receivable for investments sold	22,232,869
Other assets	67,677
Total assets	2,074,687,433
Liabilities
Distributions payable	15,845,030
Payable for investments purchased	76,982,008
Payable to affiliates
Investment management fees	1,110,562
Accounting and legal services fees	250,094
Trustees' fees	717
Other liabilities and accrued expenses	529,340
Total liabilities	94,717,751
Net assets	$1,979,969,682
Net assets consist of
Paid-in capital	$2,199,713,299
Total distributable earnings	(219,743,617)
Net assets	$1,979,969,682
Net asset value per share
Based on 109,495,054 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$18.08
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of operations for the six months ended 6-30-22(unaudited)

Investment income
Interest	$33,430,237
Other income	1,656,296
Total investment income	35,086,533
Expenses
Investment management fees	2,244,615
Accounting and legal services fees	431,558
Transfer agent fees	20,776
Trustees' fees	43,843
Custodian fees	214,044
Mortgage servicing fees	107,088
Professional fees	269,774
Other	60,409
Total expenses	3,392,107
Net investment income	31,694,426
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(555,672)
(555,672)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(297,909,873)
(297,909,873)
Net realized and unrealized loss	(298,465,545)
Decrease in net assets from operations	$(266,771,119)
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of changes in net assets

	Six months ended 6-30-22 (unaudited)	Year ended 12-31-21
Increase (decrease) in net assets
From operations
Net investment income	$31,694,426	$48,504,505
Net realized loss	(555,672)	(713,245)
Change in net unrealized appreciation (depreciation)	(297,909,873)	(71,425,528)
Decrease in net assets resulting from operations	(266,771,119)	(23,634,268)
Distributions to shareholders
From net investment income and net realized gain	(26,856,323)	(48,962,766)
Total distributions	(26,856,323)	(48,962,766)
From fund share transactions
Fund shares issued	185,000,000	620,000,000
Total increase (decrease)	(108,627,442)	547,402,966
Net assets
Beginning of period	2,088,597,124	1,541,194,158
End of period	$1,979,969,682	$2,088,597,124
Share activity
Shares outstanding
Beginning of period	100,239,171	70,818,797
Shares issued	9,255,883	29,420,374
End of period	109,495,054	100,239,171
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of cash flows for the six months ended 6-30-22 (unaudited)

Cash flows from operating activities
Net decrease in net assets from operations	$(266,771,119)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(531,508,066)
Long-term investments sold	431,634,808
Net purchases and sales in short-term investments	15,240,593
Net amortization of premium (discount)	589,564
(Increase) Decrease in assets:
Interest receivable	(922,510)
Receivable for investments sold	(22,232,869)
Other assets	(67,526)
Increase (Decrease) in liabilities:
Payable for investments purchased	(7,310,234)
Payable to affiliates	40,151
Other liabilities and accrued expenses	(9,674)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	297,909,873
Net realized (gain) loss on:
Unaffiliated investments	555,672
Net cash used in operating activities	$(82,851,337)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(27,718,365)
Fund shares issued	235,000,000
Net cash flows provided by financing activities	$207,281,635
Net increase in cash	$124,430,298
Cash at beginning of period	$525
Cash at end of period	$124,430,823
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Financial highlights

Period ended	6-30-22[1]	12-31-21	12-31-20	12-31-19[2]
Per share operating performance
Net asset value, beginning of period	$20.84	$21.76	$21.65	$20.00
Net investment income[3]	0.30	0.58	0.65	0.67
Net realized and unrealized gain (loss) on investments	(2.81)	(0.95)	1.56	1.74
Total from investment operations	(2.51)	(0.37)	2.21	2.41
Less distributions
From net investment income	(0.25)	(0.55)	(0.69)	(0.65)
From net realized gain	—	—[4]	(0.22)	(0.11)
From tax return of capital	—	—	(1.19)	—
Total distributions	(0.25)	(0.55)	(2.10)	(0.76)
Net asset value, end of period	$18.08	$20.84	$21.76	$21.65
Total return (%)	(12.06)[5]	(1.70)	11.00	12.12[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,980	$2,089	$1,541	$1,207
Ratios (as a percentage of average net assets):
Expenses	0.33[6]	0.35	0.39	0.40[6]
Net investment income	3.11[6]	2.74	2.98	3.27[6]
Portfolio turnover (%)	22	38	33	47

[1]	Six months ended 6-30-22. Unaudited.
[2]	Period from 1-11-19 (commencement of operations) to 12-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Not annualized.
[6]	Annualized.
The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-22 (unaudited)

1. Organization
John Hancock GA Mortgage Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end, non-diversified management investment company. The investment objective of the fund is to generate current income, and to a lesser extent, capital appreciation.
The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.
2. Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum. The Board of Trustees oversees the process of the fund’s valuation of its portfolio securities, assisted by the fund’s Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-22 (unaudited)

own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2022 by major security category or type:
	Total value at 6-30-22	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,696,731,058	—	—	$1,696,731,058
U.S. Government and Agency obligations	80,990,812	—	$80,990,812	—
Short-term investments	144,250,075	$97,313,297	46,936,778	—
Total investments in securities	$1,921,971,945	$97,313,297	$127,927,590	$1,696,731,058
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-21	$1,895,168,754
Purchases	271,854,001
Sales	(180,174,581)
Realized gain (loss)	6,239,853
Net amortization of (premium) discount	(832,322)
Change in unrealized appreciation (depreciation)	(295,524,647)
Balance as of 6-30-22	$1,696,731,058
Change in unrealized at period end*	$(282,060,473)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-22 (unaudited)

	Fair Value at 6-30-22	Valuation technique	Significant unobservable inputs	Input/Range	Input/Range*
Commercial mortgage loans	$1,696,731,058	Discounted cash flow	Discount rate	2.18% - 15.06%	4.98%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2022 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
Commercial mortgage loans. The fund invests in commercial mortgage loans, and to a lesser extent, mezzanine loans and B-notes (to the extent permitted by the fund's investment restrictions), which are secured by multifamily, commercial or other properties and are subject to risks of delinquency and foreclosure and risks of loss. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, as well as other factors such as the value of the property, the level of prevailing mortgage rates, the borrower’s equity in the property and the financial condition and operating history of the property and the borrower. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Furthermore, the fund may not have the same access to information in connection with investments in commercial mortgage loans, either when investigating a potential investment or after making an investment, as compared to publicly traded securities.
Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the fund directly or indirectly invests increase, the performance of the fund investments related thereto may be adversely affected. Default rates and losses on commercial loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the properties are located, the borrower’s equity in the underlying property and/or assets and the financial circumstances of the borrower. A decline in specific real estate or credit markets may result in higher delinquencies and defaults. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial loan are the only options before an ultimate foreclosure on the commercial property. A foreclosure is costly and often

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-22 (unaudited)

protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial loan.
In the event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund. In the event of the bankruptcy of a mortgage or real estate loan borrower, the mortgage or real estate loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or real estate loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally forecloses on the equity, purchases the senior debt or negotiates a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Certain mortgage related fees, such as amendment fees and commitment fees, are recorded as Other income when earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-22 (unaudited)

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2021.
3. Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
4. Fees and transactions with affiliates
Manulife Investment Management Private Markets (US) LLC (the Advisor) serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor and Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.22% of average net assets, accrued daily and paid quarterly in arrears.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended June 30, 2022 amounted to an annual rate of 0.04% of the fund’s average net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC on June 25, 2019, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended June 30, 2022, investments entered into by the fund pursuant to the exemptive order amounted to $309,700,000.
5. Fund share transactions
Affiliates of the fund owned 100% of shares of the fund on June 30, 2022.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-22 (unaudited)

6. Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $271,854,001 and $180,174,581, respectively, for the six months ended June 30, 2022. Purchases and sales of U.S. Treasury obligations aggregated $259,654,065 and $251,460,227, respectively, for the six months ended June 30, 2022.
7. Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.

John Hancock GA Mortgage Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Investment Objective
The fund’s investment objective is to generate current income, and to a lesser extent, capital appreciation.
Principal Investment Strategies
Under normal circumstances, the fund will seek to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in commercial mortgage loans. The fund will only invest in United States dollar-denominated loans secured by property within the United States or its territories that are sourced by the Real Estate Finance Group of John Hancock Life Insurance Company (U.S.A.) or the Advisor and that are serviced by the Advisor or its affiliates. Commercial mortgage loans are fixed-income instruments, whereby loans are secured by income producing commercial real estate properties, with a mortgage on the real estate securing the collateral. The fund may invest in loans either by transacting directly with the borrower or acquiring loans in secondary market transactions. The fund will typically invest in loans secured by stabilized assets, focusing on certain property types, which include retail, office, industrial and multi-family. The fund will selectively invest in loans secured by mixed use properties, hotels, parking facilities, and self-storage properties. The fund may also invest in subordinated debt obligations, including mezzanine debt, to the extent permitted by the fund’s investment restrictions. The fund is non-diversified and its investments will be concentrated in the commercial mortgage industry.
Commercial mortgage loans are secured by multifamily or commercial property and are subject to risks of delinquency and foreclosure. The ability of a borrower to repay a loan secured by an income-producing property typically is dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower.
The Advisor undertakes a comprehensive due diligence process, which includes a credit review and internal loan rating process as well as review of loan terms and collateral. The fund may invest in loans of any credit quality, although under normal circumstances the majority of the fund’s investments will be investment-grade as determined by the Advisor. The fund’s investment policies are based on credit ratings or equivalent assessments at the time of purchase. The fund may invest in loans of any maturity and duration.
Principal Risks
An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Commercial mortgage loans risk. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. In the event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund.

John Hancock GA Mortgage Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Concentration risk. Because the fund focuses on a single industry or sector of the economy, its performance depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely since it is more susceptible to market, economic, political, regulatory, and other conditions and risks affecting that industry or sector than a fund that invests more broadly across industries and sectors.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the European Union, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.

John Hancock GA Mortgage Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

LIBOR discontinuation risk. The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments use as the reference or benchmark rate for interest rate calculations, was discontinued for most maturities at the end of 2021, and is expected to be discontinued on June 30, 2023 for the remaining maturities. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund’s performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.
Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Mezzanine loans risk. Real estate mezzanine loans made to a mezzanine borrower are secured by the mezzanine borrower’s equity interest in its mortgage borrower. As a mezzanine lender, the Advisor’s advisory clients will have no lien on the real property as collateral for the mezzanine loan. Instead the value of the mezzanine collateral is the value of the real property above the amount of the mortgage loan(s). As a result, upon foreclosure of the mezzanine loan, the mezzanine lender typically becomes the owner of the mortgage borrower and, consequently, the indirect owner of the mortgaged property. The ability (or inability) of the mortgage borrower (or the mezzanine lender, if the mezzanine loan is foreclosed) to continue to service the mortgage liens is a key risk.
Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Subordinated liens on collateral risk. Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral.

John Hancock GA Mortgage Trust
More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant did not participate in securities lending activities.

ITEM 13. EXHIBITS.

(a)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Mortgage Trust

By:	/s/ Ian Roke
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Ian Roke
President
Date:	August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
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Ian Roke
President
Date:	August 24, 2022
By:	/s/ Heidi Knapp
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Heidi Knapp
Treasurer and Chief Financial Officer
Date:	August 24, 2022